EMPLOYEE BENEFITS - Post-employment defined contribution pension plan (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined contribution pension plan
EMPLOYEE BENEFITS
Total cost	R$ 118,283	R$ 123,225